Expense Example	Optimum Large Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Optimum Large Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Optimum Large Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Optimum Large Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Optimum Large Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Optimum Large Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Optimum Large Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Optimum Large Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Optimum Large Cap Growth Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum Large Cap Growth Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum Large Cap Growth Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum Large Cap Growth Fund Institutional Class Expense Example, with Redemption, 10 Years	Optimum Large Cap Value Fund Class A Expense Example, with Redemption, 1 Year	Optimum Large Cap Value Fund Class A Expense Example, with Redemption, 3 Years	Optimum Large Cap Value Fund Class A Expense Example, with Redemption, 5 Years	Optimum Large Cap Value Fund Class A Expense Example, with Redemption, 10 Years	Optimum Large Cap Value Fund Class C Expense Example, with Redemption, 1 Year	Optimum Large Cap Value Fund Class C Expense Example, with Redemption, 3 Years	Optimum Large Cap Value Fund Class C Expense Example, with Redemption, 5 Years	Optimum Large Cap Value Fund Class C Expense Example, with Redemption, 10 Years	Optimum Large Cap Value Fund Insitutional Class Expense Example, with Redemption, 1 Year	Optimum Large Cap Value Fund Insitutional Class Expense Example, with Redemption, 3 Years	Optimum Large Cap Value Fund Insitutional Class Expense Example, with Redemption, 5 Years	Optimum Large Cap Value Fund Insitutional Class Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Growth Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Growth Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Growth Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Growth Fund Institutional Class Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Value Fund Class A Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Value Fund Class A Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Value Fund Class A Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Value Fund Class A Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Value Fund Class C Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Value Fund Class C Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Value Fund Class C Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Value Fund Class C Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Value Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Value Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Value Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Value Fund Institutional Class Expense Example, with Redemption, 10 Years	Optimum International Fund Class A Expense Example, with Redemption, 1 Year	Optimum International Fund Class A Expense Example, with Redemption, 3 Years	Optimum International Fund Class A Expense Example, with Redemption, 5 Years	Optimum International Fund Class A Expense Example, with Redemption, 10 Years	Optimum International Fund Class C Expense Example, with Redemption, 1 Year	Optimum International Fund Class C Expense Example, with Redemption, 3 Years	Optimum International Fund Class C Expense Example, with Redemption, 5 Years	Optimum International Fund Class C Expense Example, with Redemption, 10 Years	Optimum International Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum International Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum International Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum International Fund Institutional Class Expense Example, with Redemption, 10 Years	Optimum Fixed Income Fund Class A Expense Example, with Redemption, 1 Year	Optimum Fixed Income Fund Class A Expense Example, with Redemption, 3 Years	Optimum Fixed Income Fund Class A Expense Example, with Redemption, 5 Years	Optimum Fixed Income Fund Class A Expense Example, with Redemption, 10 Years	Optimum Fixed Income Fund Class C Expense Example, with Redemption, 1 Year	Optimum Fixed Income Fund Class C Expense Example, with Redemption, 3 Years	Optimum Fixed Income Fund Class C Expense Example, with Redemption, 5 Years	Optimum Fixed Income Fund Class C Expense Example, with Redemption, 10 Years	Optimum Fixed Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum Fixed Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum Fixed Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum Fixed Income Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	690	946	1,221	2,005	298	625	1,077	2,333	97	316	552	1,231	686	932	1,197	1,952	294	610	1,053	2,281	93	301	526	1,173	718	1,053	1,410	2,414	327	735	1,270	2,733	126	430	755	1,676	719	1,050	1,403	2,396	328	732	1,263	2,716	127	426	747	1,656	703	974	1,266	2,094	311	654	1,123	2,420	110	346	600	1,328	552	771	1,008	1,685	283	568	979	2,126	82	258	449	1,001